Organization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	May 27, 2021
Accounting Policies [Abstract]
Consideration price per share (in Dollars per share)		$ 1
Additional paid-in capital		$ 303,419
Recorded loss	$ 3,638